Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Outstanding Warrants	The table below summarizes the outstanding ADS warrants as of December 31, 2023:
	Warrants outstanding as of December 31, 2023	Exercise price in USD	Expiration date
Pre-funded warrants	231,900	0.01	-
ADS warrants	1,493,964	10.0-11.0	3.5-5

Total outstanding	1,725,864